Note 22 - Condensed Financial Statements of 1st Constitution Bancorp (Parent Company Only) (Details) - Condensed Statements of Income and Comprehensive Income (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Interest Income	$ 8,408,534	$ 8,486,646	$ 7,907,189	$ 8,034,267	$ 8,362,766	$ 7,475,646	$ 7,085,305	$ 6,933,329	$ 21,992,944	$ 24,428,102	$ 32,836,636	$ 29,857,046
Interest Expense	1,225,923	1,242,244	1,279,267	1,403,708	1,516,719	1,630,175	1,871,266	1,769,204	3,242,937	3,925,219	5,151,142	6,787,364
Loss before income taxes and equity in undistributed income of Subsidiaries	1,679,387	1,877,957	1,891,916	1,583,209	1,463,027	1,709,936	923,566	1,126,045	6,147,562	5,353,082	7,032,469	5,222,574
Federal income tax benefit	438,642	523,038	593,808	416,477	363,646	496,658	94,650	336,177	1,741,974	1,533,323	1,971,965	1,291,131
Net Income	1,240,745	1,354,919	1,298,108	1,166,732	1,099,381	1,213,278	828,916	789,868	4,405,588	3,819,759	5,060,504	3,931,443
Comprehensive Income									1,535,749	4,294,164	4,773,335	4,924,731
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Interest Income											14,541	13,327
Interest Expense											397,920	694,141
Loss before income taxes and equity in undistributed income of Subsidiaries											(383,379)	(680,814)
Federal income tax benefit											(131,232)	(232,157)
Loss before equity in undistributed income of subsidiaries											(252,147)	(448,657)
Equity in undistributed income of subsidiaries											5,312,651	4,380,100
Net Income											5,060,504	3,931,443
Equity in other comprehensive income (loss) of subsidiaries											(287,169)	993,288
Comprehensive Income											$ 4,773,335	$ 4,924,731